Capital Structure, Financial Risk and Related Items - Capital Management (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr) item	Dec. 31, 2019 DKK (kr)
Capital Structure, Financial Risk and Related Items
Number of External Investment Managers | item	2
Cash position from partnership collaboration income | kr	kr 16,079	kr 10,971